Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(269,505)	￦	(18,094)	￦	—	￦	—	￦	4,949	￦	(282,650)
Currency translation differences		31,793		(177,894)		—		—		14,988		(131,113)
Gains on financial instruments at fair value through other comprehensive income		487,331		757,236		(112,020)		(326,410)		(88,907)		717,230
Share of other comprehensive income (loss) of associates and joint ventures		3,318		(3,923)		(5,900)		—		2,976		(3,529)
Losses on cash flow hedging instruments		(27,333)		(48,034)		39,190		—		7,580		(28,597)
Gains (losses) on hedging instruments of net investments in foreign operations		(41,992)		88,769		—		—		(24,500)		22,277
Other comprehensive income arising from separate account		18,381		2,834		(16,188)		—		3,671		8,698
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(20,326)		12,169		—		—		(3,350)		(11,507)
Gains on overlay adjustment		187,077		248,688		(34,926)		—		(61,637)		339,202

	￦	368,744	￦	861,751	￦	(129,844)	￦	(326,410)	￦	(144,230)	￦	630,011

	2021
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(282,650)	￦	(64,380)	￦	—	￦	—	￦	18,638	￦	(328,392)
Currency translation differences		(131,113)		248,998		1,995		(7,671)		(15,675)		96,534
Gains on financial instruments at fair value through other comprehensive income		717,230		(62,043)		20,537		314,624		(71,421)		918,927
Share of other comprehensive income (loss) of associates and joint ventures		(3,529)		3,276		(2,720)		—		(7)		(2,980)
Losses on cash flow hedging instruments		(28,597)		95,478		(53,080)		—		(21,534)		(7,733)
Gains (losses) on hedging instruments of net investments in foreign operations		22,277		(88,729)		5,195		—		25,599		(35,658)
Other comprehensive income (loss) arising from separate account		8,698		(81,601)		(6,419)		—		24,206		(55,116)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(11,507)		18,917		—		—		(5,202)		2,208
Gains on overlay adjustment		339,202		257,574		(90,458)		—		(46,834)		459,484
Assets of a disposal group held for sale		—		—		—		7,671		—		7,671

	￦	630,011	￦	327,490	￦	(124,950)	￦	314,624	￦	(92,230)	￦	1,054,945